INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of components of income tax provision (benefit) charged to continuing operations

The income tax provision (benefit) charged to continuing operations for the years ended December 31, 2013, 2012, and 2011, was as follows:

	2013	2012	2011

Current:
U.S. federal	$—	$3,947,400	$35,561
Foreign	949,207	5,313,874	3,343,374
State and local	205,997	264,269	698,362
	1,155,204	9,525,543	4,077,297

Deferred expense (benefit)	(3,308,713)	359,535	2,469,953
	$(2,153,509)	$9,885,078	$6,547,250

Schedule of difference between income tax expense computed by applying the statutory tax rate to income (loss) before income taxes

	2013	2012	2011
Computed “expected” tax expense	$(2,879,647)	$8,944,935	$5,909,358
Increase (decrease) in income taxes resulting from:
Change in effective rates used for deferred taxes	—	—	(503,693)
Nondeductible expenses and other	590,180	768,652	534,742
State and local taxes, net of federal benefit	135,958	171,491	606,843
	$(2,153,509)	$9,885,078	$6,547,250

Schedule of components of net deferred tax liabilities

Net deferred tax liabilities consist of the following components as of December 31, 2013 and 2012:

	2013	2012
Deferred tax assets
Foreign tax credits	$244,898	$473,405
Net operating loss carry forwards	61,139	462,548
Other	88,911	92,983
Total deferred tax assets	394,948	1,028,936
Deferred tax liability
Property, equipment, and intangible asset	(4,985,687)	(8,646,047)
Net deferred tax liabilities	$(4,590,739)	$(7,617,111)

Schedule of classification of deferred tax items in accompanying balance sheet

The components giving rise to the net deferred tax items described above have been included in the accompanying balance sheets as of December 31, 2013 and 2012, as follows:

	2013	2012

Current assets	$—	$—
Noncurrent (liabilities)	(4,590,739)	(7,617,111)
	$(4,590,739)	$(7,617,111)